Recurring Fair Value Measurements (Additional Information) (Detail) - USD ($) $ / shares in Units, $ in Millions		1 Months Ended	9 Months Ended	12 Months Ended
	Sep. 20, 2023	Dec. 31, 2023	Sep. 30, 2023	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2026	Dec. 31, 2025
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Warrant exercise price per share						$ 0.65	$ 0.88
Term (years)			5 years 6 months
Monte Carlo Simulation [Member]
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Issuance of 2023 Common Warrants and Placement Agent Warrants		$ 0.4	$ 1.9	$ 0.0
Volatility	139.00%	151.00%		110.00%	151.00%
Warrant exercise price per share	$ 5.4	$ 1.23		$ 0.000001	$ 1.23
Risk-Free Rate	4.70%			4.10%	4.00%
Term (years)	3 years			1 year 8 months 12 days	2 years 9 months 18 days
Monte Carlo Simulation [Member] | Placement Agent Warrants [Member]
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Issuance of 2023 Common Warrants and Placement Agent Warrants	$ 0.1			$ 0.0
Volatility	139.00%	151.00%		110.00%	151.00%
Warrant exercise price per share	$ 5.4	$ 1.23		$ 0.000001	$ 1.23
Risk-Free Rate	4.70%			4.10%	4.00%
Term (years)	3 years			1 year 8 months 12 days	2 years 9 months 18 days
Monte Carlo Simulation [Member] | Maximum [Member] | Placement Agent Warrants [Member]
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Issuance of 2023 Common Warrants and Placement Agent Warrants					$ 0.1